Pension and other post-retirement benefits (Defined benefit plans) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial loss (gain) arising from:
Administrative costs paid	$ 311,250	$ 253,150
Domestic Defined benefit plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	2,019	2,008
Interest (income) cost	2,386	2,469
Return on assets excluding interest income	(33)	(95)
Actuarial loss (gain) arising from:
Past service cost	0	0
Domestic Defined benefit plans [Member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	3,991	3,717
Interest (income) cost	(172)	(150)
Return on assets excluding interest income	33	95
Employer contributions	943	943
Actuarial loss (gain) arising from:
Benefits paid	(915)	(911)
Administrative costs paid	(3)	(3)
Fair value of plan assets, end of year	4,221	3,991
Domestic Defined benefit plans [Member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	57,365	60,038
Current service cost	2,019	2,008
Interest (income) cost	2,558	2,619
Actuarial loss (gain) arising from:
financial assumptions	(2,749)	(909)
experience adjustment	4,717	4,242
Past service cost	0	0
Benefits paid	(1,810)	(10,972)
Foreign exchange	716	339
Defined benefit obligation, end of year	62,816	57,365
Defined benefit liability [note 14]	(58,595)	(53,374)
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	1,084	849
Interest (income) cost	1,125	948
Return on assets excluding interest income	0	0
Actuarial loss (gain) arising from:
Past service cost	0	4,652
Other Benefit Plans [Member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	0	0
Interest (income) cost	0	0
Return on assets excluding interest income	0	0
Employer contributions	0	0
Actuarial loss (gain) arising from:
Benefits paid	0	0
Administrative costs paid	0	0
Fair value of plan assets, end of year	0	0
Other Benefit Plans [Member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	25,300	20,681
Current service cost	1,084	849
Interest (income) cost	1,125	948
Actuarial loss (gain) arising from:
financial assumptions	(517)	0
experience adjustment	(303)	7
Past service cost	0	4,652
Benefits paid	(1,397)	(1,837)
Foreign exchange	0	0
Defined benefit obligation, end of year	25,292	25,300
Defined benefit liability [note 14]	$ (25,292)	$ (25,300)